Employee Benefits Plans	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Employee Benefits Plans	Employee Benefits Plans
Retirement Savings Plans – The Company has a retirement savings plan, commonly known as a 401(k) plan, which allows participating employees in the U.S. to contribute a portion of their pre-tax salary up to Internal Revenue Service limits. The Company matches employee contributions dollar for dollar for the first 3.0% of participants’ contributions and 50 cents on each dollar of additional 3.0% of participants’ contributions, to a maximum of 4.5% of eligible compensation. The Company’s contributions to the 401(k) plan were $24 million, $23 million and $25 million for the years ended December 31, 2025, 2024 and 2023, respectively.
The Company also has an employee benefits plan that requires the Company to make monthly contributions based on the statutory funding requirement into a Central Provident Fund for substantially all Singapore citizens and permanent residents. The Company’s contributions under this plan were $24 million, $22 million and $29 million for the years ended December 31, 2025, 2024 and 2023, respectively.
See Note 22. Share-Based Compensation for our Employee Stock Purchase Plan.